Revolving Credit Facilities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Feb. 16, 2022	May 04, 2021
Disclosure of detailed information about revolving credit facilities [line items]
Revolving credit facility, previous availability				$ 700.0
Revolving credit facility additional borrowing capacity				$ 800.0
Percentage of trade and other receivable subject to borrowings calculation	75.00%
Percentage of inventories subject to borrowings calculation	50.00%
Letters of credit issued	$ 20.6	$ 5.9
Letters of credit outstanding	4.5	4.9
Line of Credit Facility, Remaining Borrowing Capacity	$ 0.0	$ 0.0
Events After The Reporting Period [Member]
Disclosure of detailed information about revolving credit facilities [line items]
Revolving credit facility, previous availability			$ 800.0
Revolving credit facility additional borrowing capacity			$ 1,100.0
Bottom of range [member]
Disclosure of detailed information about revolving credit facilities [line items]
Undrawn revolving credit comment fee percentage	0.25%
Bottom of range [member] | LIBOR plus interest rate [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates	1.45%
Bottom of range [member] | U.S. base rate plus interest [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates	0.45%
Bottom of range [member] | U.S. prime rate plus interest [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates	0.45%
Bottom of range [member] | Bankers acceptances plus interest rate [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates	1.45%
Bottom of range [member] | Canadian Prime Rate Plus [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates	0.45%
Bottom of range [member] | Euro Libor Plus [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates	1.45%
Top of range [member]
Disclosure of detailed information about revolving credit facilities [line items]
Undrawn revolving credit comment fee percentage	0.40%
Top of range [member] | LIBOR plus interest rate [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates	3.00%
Top of range [member] | U.S. base rate plus interest [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates	2.00%
Top of range [member] | U.S. prime rate plus interest [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates	2.00%
Top of range [member] | Bankers acceptances plus interest rate [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates	3.00%
Top of range [member] | Canadian Prime Rate Plus [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates	2.00%
Top of range [member] | Euro Libor Plus [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates	3.00%
Revolving credit facilities [member]
Disclosure of detailed information about revolving credit facilities [line items]
Undrawn revolving credit comment fee percentage	0.25%
Revolving credit facilities [member] | LIBOR plus interest rate [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates	1.45%
Revolving credit facilities [member] | U.S. base rate plus interest [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates	0.45%
Revolving credit facilities [member] | U.S. prime rate plus interest [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates	0.45%
Revolving credit facilities [member] | Bankers acceptances plus interest rate [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates	1.45%
Revolving credit facilities [member] | Canadian Prime Rate Plus [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates	0.45%
Revolving credit facilities [member] | Euro Libor Plus [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates	1.45%